Property, Plant and Equipment - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [Line Items]
Gains on disposals of assets	$ 9,000	$ 16,000
Loss on asset decommissioning	67,080	0
Purchase of property, plant and equipment	$ 263,474	$ 216,647